Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans Payable [Abstract]
Schedule of Minimum Required Principal Payments	Minimum required principal payments towards the Company’s auto loans as of June 30, 2024 are as follows:
Twelve months ended June 30,	Repayment
2025	$35,240
2026	32,944
2027	26,172
Thereafter	3,285
Total	$97,641

Minimum required principal payments towards the Company’s building loan as of June 30, 2024 are as follows:
Twelve months ended June 30,	Repayment
2025	$82,374
2026	85,380
2027	88,495
Thereafter	2,556,392
Total	$2,812,641
Minimum required principal payments towards the Company’s secured business loan as of June 30, 2024 are as follows:
Twelve months ended June 30,	Repayment
2025	$166,879
2026	196,507
2027	231,396
Thereafter	2,612,991
Total	$3,207,773
Minimum required principal payments towards the Company’s auto loans as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$34,383
2025	36,120
2026	27,656
2027	16,462
Total	$114,621
Minimum required principal payments towards the Company’s building loan as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$80,638
2025	83,868
2026	86,928
2027	90,100
Thereafter	2,511,063
Total	$2,852,597
Minimum required principal payments towards the Company’s secured business loan as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$153,784
2025	181,088
2026	213,239
2027	251,099
Thereafter	2,482,316
Total	$3,281,526